Impairment Charges - Summary of Forward Prices Used to Determine Future Cash Flows (Detail) - Commodity Price Assumptions [Member]	Jun. 30, 2018 $ / bbl $ / bbl $ / Mcf
WTI [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.10%
WTI [Member] | Remainder of 2018 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	68.42
WTI [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	65.77
WTI [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	67.87
WTI [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	69.67
WTI [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	72.35
WCS [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.10%
WCS [Member] | Remainder of 2018 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	59.66
WCS [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	61.15
WCS [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	64.41
WCS [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	66.51
WCS [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	68.22
Edmonton C5+ [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.10%
Edmonton C5+ [Member] | Remainder of 2018 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	88.18
Edmonton C5+ [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	81.66
Edmonton C5+ [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	82.01
Edmonton C5+ [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	83.30
Edmonton C5+ [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price	85.15
AECO [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Annual Increase Thereafter	2.00%
AECO [Member] | Remainder of 2018 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	1.90
AECO [Member] | 2019 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	2.37
AECO [Member] | 2020 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	2.83
AECO [Member] | 2021 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	3.13
AECO [Member] | 2022 [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit [Line Items]
Average Price | $ / Mcf	3.36